Note 18 - Parent Company Only Financial Statements (Detail) - Condensed Statements of Cash Flows (Parentheticals)	12 Months Ended		1 Months Ended	12 Months Ended			0 Months Ended	6 Months Ended
	Dec. 31, 2012 Series F Noncumulative Perpetual Preferred Stock [Member] Parent Company [Member]	Dec. 31, 2011 Series F Noncumulative Perpetual Preferred Stock [Member] Parent Company [Member]	Jun. 29, 2012 Series F Noncumulative Perpetual Preferred Stock [Member]	Dec. 31, 2012 Series F Noncumulative Perpetual Preferred Stock [Member]	Dec. 31, 2011 Series F Noncumulative Perpetual Preferred Stock [Member]	Dec. 31, 2011 Series D Cumulative Perpetual Preferred Stock [Member] Parent Company [Member]	Feb. 13, 2009 Series D Cumulative Perpetual Preferred Stock [Member]	Jun. 30, 2010 Series E Non-Cumulative Perpetual Preferred Stock [Member]	Dec. 31, 2010 Parent Company [Member]
Warrants to purchase shares of common stock							521,888		54,000
Redemption of shares of Series F Noncumulative Perpetual Preferred Stock, net	10,223		10,223	10,223
Proceeds from issuance of shares of Series F Noncumulative Perpetual Preferred Stock, net		40,090			40,090	521,888	38,237	25,000
Common stock, shares issued		40,090			40,090	521,888	38,237	25,000